BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (109.79%)
Call Option Contracts (109.78%)
S&P 500® Mini Index:
Goldman Sachs	01/12/2024	$0.01	175	$8,347,202	$8,350,606
Goldman Sachs	01/12/2024	399.60	175	8,347,203	1,373,158
Goldman Sachs	02/14/2024	0.01	165	7,870,220	7,864,806
Goldman Sachs	02/14/2024	412.59	165	7,870,220	1,111,036
Goldman Sachs	03/14/2024	0.01	175	8,347,202	8,332,846
Goldman Sachs	03/14/2024	386.66	175	8,347,203	1,651,406
Goldman Sachs	04/12/2024	0.01	180	8,585,693	8,564,858
Goldman Sachs	04/12/2024	413.31	180	8,585,693	1,271,115
Goldman Sachs	05/14/2024	0.01	180	8,585,693	8,554,484
Goldman Sachs	05/14/2024	412.58	180	8,585,693	1,322,010
Goldman Sachs	06/14/2024	0.01	175	8,347,203	8,308,581
Goldman Sachs	06/14/2024	440.43	175	8,347,203	889,759
Goldman Sachs	07/12/2024	0.01	175	8,347,203	8,303,184
Goldman Sachs	07/12/2024	451.24	175	8,347,203	776,392
Goldman Sachs	08/14/2024	0.01	185	8,824,185	8,769,645
Goldman Sachs	08/14/2024	444.94	185	8,824,185	966,164
Goldman Sachs	09/13/2024	0.01	165	7,870,220	7,814,357
Goldman Sachs	09/13/2024	435.48	95	4,531,339	590,741
Goldman Sachs	09/13/2024	448.04	70	3,338,881	364,523
Goldman Sachs	10/14/2024	0.01	170	8,108,711	8,044,324
Goldman Sachs	10/14/2024	435.48	40	1,907,932	257,521
Goldman Sachs	10/14/2024	450.74	130	6,200,779	680,022
Goldman Sachs	11/14/2024	0.01	160	7,631,728	7,568,740
Goldman Sachs	11/14/2024	471.84	160	7,631,728	641,649
Goldman Sachs	12/13/2024	0.01	25	1,192,458	1,179,999
Goldman Sachs	12/13/2024	471.84	25	1,192,458	104,608
				184,115,438	103,656,534
TOTAL PURCHASED OPTION CONTRACTS
(Cost $88,928,208)				$184,115,438	$103,656,534

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.01%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.969%	611,435	$611,435
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.273%	2,235,230	2,235,230
			2,846,665
TOTAL SHORT TERM INVESTMENTS
(Cost $2,846,665)			2,846,665

TOTAL INVESTMENTS (112.80%)
(Cost $91,774,873)			$106,503,199

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.80%)			(12,084,757)

NET ASSETS (100.00%)			$94,418,442

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (12.68%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (12.68%)
S&P 500® Mini Index
Goldman Sachs	01/12/24	$439.96	(350)	$568,737	$(16,694,405)	$(1,339,303)
Goldman Sachs	02/14/24	452.03	(330)	538,214	(15,740,439)	(973,699)
Goldman Sachs	03/14/24	427.26	(350)	586,233	(16,694,405)	(1,931,301)
Goldman Sachs	04/12/24	451.54	(360)	591,462	(17,171,388)	(1,294,341)
Goldman Sachs	05/14/24	450.29	(360)	563,382	(17,171,388)	(1,437,119)
Goldman Sachs	06/14/24	478.09	(350)	549,483	(16,694,405)	(764,460)
Goldman Sachs	07/12/24	486.98	(350)	528,833	(16,694,405)	(662,920)
Goldman Sachs	08/14/24	483.65	(370)	601,601	(17,648,371)	(885,430)
Goldman Sachs	09/13/24	472.93	(190)	292,023	(9,062,677)	(637,657)
Goldman Sachs	09/13/24	485.90	(140)	216,713	(6,677,762)	(350,992)
Goldman Sachs	10/14/24	475.33	(80)	130,717	(3,815,864)	(275,312)
Goldman Sachs	10/14/24	485.67	(260)	368,670	(12,401,558)	(719,707)
Goldman Sachs	11/14/24	506.76	(320)	447,027	(15,263,456)	(606,002)
Goldman Sachs	12/13/24	510.06	(50)	73,848	(2,384,915)	(97,406)

TOTAL WRITTEN OPTION CONTRACTS				$6,056,943	$(184,115,438)	$(11,975,649)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (118.06%)
Call Option Contracts (116.55%)
S&P 500® Mini Index:
Goldman Sachs	01/12/2024	$52.00	480	$22,895,184	$20,414,179
Goldman Sachs	01/12/2024	53.87	300	14,309,490	12,702,879
Goldman Sachs	01/14/2024	399.47	480	22,895,184	3,772,596
Goldman Sachs	01/12/2024	413.71	300	14,309,490	1,932,051
Goldman Sachs	02/14/2024	50.35	315	15,024,965	13,439,927
Goldman Sachs	02/14/2024	53.87	470	22,418,201	19,888,932
Goldman Sachs	02/14/2024	384.86	315	15,024,965	2,982,327
Goldman Sachs	02/14/2024	413.71	470	22,418,201	3,113,085
Goldman Sachs	03/14/2024	50.35	535	25,518,591	22,811,573
Goldman Sachs	03/14/2024	53.98	260	12,401,558	10,992,672
Goldman Sachs	03/14/2024	384.86	535	25,518,591	5,142,729
Goldman Sachs	03/14/2024	412.61	260	12,401,558	1,798,231
Goldman Sachs	04/12/2024	53.60	250	11,924,575	10,576,360
Goldman Sachs	04/12/2024	53.98	525	25,041,608	22,190,712
Goldman Sachs	04/12/2024	412.61	525	$25,041,608	3,742,122
Goldman Sachs	04/12/2024	412.70	250	11,924,575	1,779,837
Goldman Sachs	05/14/2024	53.60	555	26,472,556	23,460,576
Goldman Sachs	05/14/2024	57.46	220	10,493,626	9,216,438
Goldman Sachs	05/14/2024	412.70	555	26,472,556	4,070,027
Goldman Sachs	05/14/2024	440.41	220	10,493,626	1,063,723
Goldman Sachs	06/14/2024	57.46	525	25,041,608	21,981,052
Goldman Sachs	06/14/2024	58.82	225	10,732,118	9,390,575
Goldman Sachs	06/14/2024	440.41	525	25,041,608	2,670,170
Goldman Sachs	06/14/2024	451.93	225	10,732,118	928,524
Goldman Sachs	07/12/2024	58.05	215	10,255,135	8,987,187
Goldman Sachs	07/12/2024	58.82	535	25,518,591	22,323,391
Goldman Sachs	07/12/2024	445.60	215	10,255,135	1,052,339
Goldman Sachs	07/12/2024	451.93	535	25,518,591	2,343,985
Goldman Sachs	08/14/2024	58.05	585	27,903,505	24,441,756
Goldman Sachs	08/14/2024	58.45	170	8,108,711	7,096,145
Goldman Sachs	08/14/2024	445.60	585	27,903,505	3,024,059
Goldman Sachs	08/14/2024	446.13	170	8,108,711	871,544
Goldman Sachs	09/13/2024	56.75	150	7,154,745	6,282,425
Goldman Sachs	09/13/2024	58.45	620	29,572,945	25,865,617
Goldman Sachs	09/13/2024	437.67	150	7,154,745	905,911
Goldman Sachs	09/13/2024	446.13	620	29,572,945	3,322,236
Goldman Sachs	10/14/2024	56.75	710	33,865,792	29,722,428
Goldman Sachs	10/14/2024	437.67	710	33,865,792	4,445,411
Goldman Sachs	11/14/2024	58.75	700	33,388,809	29,172,489
Goldman Sachs	11/14/2024	450.97	700	33,388,809	3,857,241
Goldman Sachs	12/13/2024	61.50	275	13,117,033	11,365,055
Goldman Sachs	12/13/2024	472.00	275	13,117,033	1,147,624
				822,318,692	416,288,140

Option Contracts (1.05%) (continued)
Put Option Contracts (1.52%)
S&P 500® Mini Index:
Goldman Sachs	01/12/2024	$399.47	480	$22,895,184	$2,361
Goldman Sachs	01/12/2024	413.71	300	14,309,490	1,967
Goldman Sachs	02/14/2024	384.86	315	15,024,965	6,323
Goldman Sachs	02/14/2024	413.71	470	22,418,201	19,235
Goldman Sachs	03/14/2024	384.86	535	25,518,591	27,683
Goldman Sachs	03/14/2024	412.61	260	12,401,558	25,861
Goldman Sachs	04/12/2024	412.61	525	25,041,608	91,747
Goldman Sachs	04/12/2024	412.70	250	11,924,575	43,779
Goldman Sachs	05/14/2024	412.70	555	26,472,556	147,529
Goldman Sachs	05/14/2024	440.41	220	10,493,626	106,489
Goldman Sachs	06/14/2024	440.41	525	25,041,608	317,840
Goldman Sachs	06/14/2024	451.93	225	10,732,118	173,444
Goldman Sachs	07/12/2024	445.60	215	10,255,135	170,506
Goldman Sachs	07/12/2024	451.93	535	25,518,591	479,087
Goldman Sachs	08/14/2024	445.60	585	27,903,505	545,796
Goldman Sachs	08/14/2024	446.13	170	8,108,711	160,094
Goldman Sachs	09/13/2024	437.67	150	7,154,745	138,810
Goldman Sachs	09/13/2024	446.13	620	29,572,945	657,850
Goldman Sachs	10/14/2024	437.67	710	33,865,792	733,843
Goldman Sachs	11/14/2024	450.97	700	33,388,809	998,077
Goldman Sachs	12/13/2024	472.00	275	13,117,033	563,684
				411,159,346	5,412,005
TOTAL PURCHASED OPTION CONTRACTS
(Cost $370,175,434)				$1,233,478,038	$421,700,145

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.90%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.969%	1,533,553	$1,533,553
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.273%	8,836,605	8,836,605
			10,370,158
TOTAL SHORT TERM INVESTMENTS
(Cost $10,370,158)			10,370,158

TOTAL INVESTMENTS (120.96%)
(Cost $380,545,592)			$432,070,303

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.96%)			(74,872,414)

NET ASSETS (100.00%)			$357,197,889

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (20.84%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.73%)
S&P 500® Mini Index
Goldman Sachs	01/12/24	$359.52	(480)	$686,382	$(22,895,184)	$(1,111)
Goldman Sachs	01/12/24	372.34	(300)	378,285	(14,309,490)	(893)
Goldman Sachs	02/14/24	346.37	(315)	483,825	(15,024,965)	(2,935)
Goldman Sachs	02/14/24	372.34	(470)	627,427	(22,418,201)	(7,218)
Goldman Sachs	03/14/24	371.35	(260)	337,467	(12,401,558)	(10,251)
Goldman Sachs	03/12/24	346.37	(535)	860,254	(25,518,591)	(13,510)
Goldman Sachs	04/12/24	371.35	(525)	718,699	(25,041,608)	(39,608)
Goldman Sachs	04/12/24	371.43	(250)	330,738	(11,924,575)	(18,888)
Goldman Sachs	05/14/24	371.43	(555)	774,753	(26,472,556)	(68,555)
Goldman Sachs	05/14/24	396.37	(220)	230,549	(10,493,626)	(42,460)
Goldman Sachs	06/14/24	396.37	(525)	587,449	(25,041,608)	(136,261)
Goldman Sachs	06/14/24	406.74	(225)	218,689	(10,732,118)	(70,424)
Goldman Sachs	07/12/24	401.04	(215)	238,209	(10,255,135)	(75,895)
Goldman Sachs	07/12/24	406.74	(535)	551,559	(25,518,591)	(208,159)
Goldman Sachs	08/14/24	401.52	(170)	161,151	(8,108,711)	(75,369)
Goldman Sachs	08/14/24	401.04	(585)	696,706	(27,903,505)	(257,352)
Goldman Sachs	09/13/24	401.52	(620)	639,189	(29,572,945)	(322,907)
Goldman Sachs	10/14/24	393.90	(710)	824,282	(33,865,792)	(379,950)
Goldman Sachs	11/14/24	405.87	(700)	697,873	(33,388,809)	(525,784)
Goldman Sachs	12/13/24	424.80	(275)	289,839	(13,117,033)	(297,132)
Goldman Sachs	09/13/24	393.90	(150)	164,544	(7,154,745)	(69,411)
				10,497,869	(411,159,346)	(2,624,073)

Call Option Contracts - (20.11%)
S&P 500® Mini Index
Goldman Sachs	01/12/24	425.64	(960)	2,222,363	(45,790,368)	(5,041,629)
Goldman Sachs	01/12/24	437.37	(600)	1,328,371	(28,618,980)	(2,450,487)
Goldman Sachs	02/14/24	409.88	(630)	1,459,679	(30,049,929)	(4,409,903)
Goldman Sachs	02/14/24	439.44	(940)	2,180,754	(44,836,402)	(3,878,667)
Goldman Sachs	03/14/24	411.03	(1,070)	2,608,608	(51,037,181)	(7,563,295)
Goldman Sachs	03/14/24	436.05	(520)	1,117,454	(24,803,116)	(2,441,671)
Goldman Sachs	04/12/24	435.89	(500)	1,059,475	(23,849,150)	(2,485,593)
Goldman Sachs	04/12/24	437.86	(1,050)	2,346,699	(50,083,215)	(5,033,436)
Goldman Sachs	05/14/24	437.75	(1,110)	2,458,596	(52,945,113)	(5,624,937)
Goldman Sachs	05/14/24	463.53	(440)	918,698	(20,987,252)	(1,287,520)
Goldman Sachs	06/14/24	465.43	(1,050)	2,319,399	(50,083,215)	(3,226,873)
Goldman Sachs	06/14/24	474.26	(450)	863,078	(21,464,235)	(1,098,653)
Goldman Sachs	07/12/24	469.26	(430)	931,358	(20,510,269)	(1,316,761)
Goldman Sachs	07/12/24	475.93	(1,070)	2,132,458	(51,037,181)	(2,778,856)
Goldman Sachs	08/14/24	469.15	(340)	714,663	(16,217,422)	(1,145,451)
Goldman Sachs	08/14/24	471.49	(1,170)	2,658,181	(55,807,011)	(3,747,388)
Goldman Sachs	09/13/24	461.96	(300)	673,188	(14,309,490)	(1,242,808)
Goldman Sachs	09/13/24	471.38	(1,240)	2,734,138	(59,145,892)	(4,295,133)
Goldman Sachs	10/14/24	463.80	(1,420)	3,341,204	(67,731,586)	(6,037,690)
Goldman Sachs	11/14/24	475.23	(1,400)	3,018,345	(66,777,620)	(5,274,783)
Goldman Sachs	12/13/24	496.69	(550)	1,168,728	(26,234,065)	(1,451,610)
				38,255,437	(822,318,692)	(71,833,144)

TOTAL WRITTEN OPTION CONTRACTS				$48,753,306	$(1,233,478,038)	$(74,457,217)

Notes to Quarterly Portfolio of Investments

December 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

BEACON ACCELERATED RETURN STRATEGY FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$103,656,534	$–	$103,656,534
Short Term Investments	2,846,665	–	–	2,846,665
Total	$2,846,665	$103,656,534	$–	$106,503,199

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(11,975,649)	$–	$(11,975,649)
Total	$–	$(11,975,649)	$–	$(11,975,649)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$421,700,145	$–	$421,700,145
Short Term Investments	10,370,158	–	–	10,370,158
Total	$10,370,158	$421,700,145	$–	$432,070,303

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(74,457,217)	$–	$(74,457,217)
Total	$–	$(74,457,217)	$–	$(74,457,217)

As of December 31, 2023, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.